Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

July 31, 2026 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS - 126.5%

Communication Services - 9.6%
Alphabet, Inc., Series A, 6.25%(1)	743,846	$37,311,315
Alphabet, Inc., Series B, 6.25%	548,598	27,539,620
Array Digital Infrastructure, Inc., 5.50%(1)	316,397	5,277,894
Array Digital Infrastructure, Inc., 6.25%	68,740	1,315,684
Liberty Broadband Corp., Series A, 7.00%(1)	194,728	4,223,650
Qwest Corp., 6.50%*(1)	2,784,547	45,750,107
Qwest Corp., 6.75%*(1)	2,439,743	41,158,464
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	736,968	15,115,214
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	3,058,739	58,421,915
Total Communication Services		236,113,863

Consumer Discretionary - 0.4%
Ford Motor Co., 6.00%(1)	297,549	5,834,936
Whirlpool Corp., Series A, 8.50%	98,344	3,269,938
Total Consumer Discretionary		9,104,874

Energy - 3.8%
Energy Transfer LP, Series I, 9.25%(1)	4,939,140	57,540,981
GasLog Partners LP, Series A, 8.63% (Greece)(1)	574,404	14,618,582
TransCanada PipeLines Ltd., 6.25% (Canada)(1)	983,965	22,611,515
Total Energy		94,771,078

Financials - 64.2%†
Abacus Global Management, Inc., 9.88%	13,550	350,403
ACRES Commercial Realty Corp., Series C, 9.94%(1)	104,721	2,597,081
ACRES Commercial Realty Corp., Series D, 7.88%(1)	76,499	1,660,028
Adamas Trust, Inc., 9.13%(1)	286,703	7,147,506
Adamas Trust, Inc., 9.88%	458	11,592
Adamas Trust, Inc., Series D, 8.00%(1)	1,867,736	44,433,439
Adamas Trust, Inc., Series E, 11.28%(1)	1,148,017	28,861,147
AGNC Investment Corp., Series H, 8.75%	14,053	357,508
American National Group, Inc., 7.38%(1)	681,855	16,228,149
Angel Oak Mortgage REIT, Inc., 9.50%	49,868	1,239,220
Arbor Realty Trust, Inc., Series D, 6.38%(1)	70,252	1,117,709
Arbor Realty Trust, Inc., Series E, 6.25%(1)	60,893	959,065
Ares Management Corp., Series B, 6.75%(1)	618,533	25,434,077
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	231,123	4,837,404
Atlanticus Holdings Corp., 9.25%(1)	1,233,812	31,314,149
Atlanticus Holdings Corp., Series B, 7.63%(1)	76,461	1,872,530
Banc of California, Inc., Series F, 7.75%(1)	2,101,711	53,047,186
Bread Financial Holdings, Inc., Series A, 8.63%(1)	728,249	18,381,005
Bread Financial Holdings, Inc., Series B, 8.88%*(1)	414,094	10,377,196
Brighthouse Financial, Inc., 6.25%(1)	328,277	5,160,514
Brighthouse Financial, Inc., Series A, 6.60%(1)	975,776	13,612,075
Brighthouse Financial, Inc., Series B, 6.75%(1)	801,283	11,538,475

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Financials (continued)
Brighthouse Financial, Inc., Series C, 5.38%(1)	1,670,881	$19,048,043
Brighthouse Financial, Inc., Series D, 4.63%(1)	1,286,497	12,929,295
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	16,426	343,960
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	30,940	646,646
Cantor Fitzgerald Income Trust, Inc., Series A, 9.50%	16,130	411,639
Chimera Investment Corp., 8.88%(1)	678,995	17,076,724
Chimera Investment Corp., 9.00%(1)	71,289	1,783,644
Chimera Investment Corp., Series A, 8.00%(1)	398,513	8,691,569
Chimera Investment Corp., Series B, 9.78%(1)	995,864	24,020,240
Chimera Investment Corp., Series C, 8.74%(1)	1,340,295	30,505,114
Chimera Investment Corp., Series D, 9.33%(1)	1,286,469	31,119,685
CION Investment Corp., 7.50%(1)	1,448,474	35,867,182
Citigroup, Inc., Series II, 6.25%(1)	424,124	10,420,727
Compass Diversified Holdings, Series A, 7.25%(1)	1,297,037	25,603,510
Compass Diversified Holdings, Series B, 7.88%(1)	1,471,291	32,500,818
Compass Diversified Holdings, Series C, 7.88%(1)	1,267,599	27,988,586
Corebridge Financial, Inc., 6.38%(1)	1,306,774	28,879,705
DigitalBridge Group, Inc., Series H, 7.13%(1)	1,040,925	16,071,882
DigitalBridge Group, Inc., Series I, 7.15%(1)	1,238,848	19,053,482
DigitalBridge Group, Inc., Series J, 7.13%(1)	172,194	2,718,943
Eagle Point Institutional Income Fund, Series A, 8.13%	17,580	444,950
Ellington Financial, Inc., Series B, 6.25%	58,900	1,457,186
Enterprise Financial Services Corp., Series A, 5.00%(1)	502,449	10,119,323
F&G Annuities & Life, Inc., 7.30%(1)	530,054	10,998,621
Federal Agricultural Mortgage Corp., Series H, 6.50%(1)	868,001	20,267,823
Federal Agricultural Mortgage Corp., Series I, 6.88%(1)	485,292	11,763,478
First Busey Corp., Series B, 8.25%	646	16,977
First Citizens BancShares, Inc., Series E, 6.63%(1)	1,955,097	48,525,508
First Horizon Corp., Series H, 6.75%(1)	878,181	21,647,162
Flagstar Bank NA, 6.00%(1)	250,307	10,237,556
Flagstar Bank NA, Series A, 6.38%(1)	2,677,915	62,904,223
Franklin BSP Realty Trust, Inc., Series E, 7.50%(1)	359,604	7,026,662
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	982,603	24,624,031
Kemper Corp., 5.88%(1)	222,009	5,483,622
KKR & Co., Inc., Series D, 6.25%(1)	1,437,440	62,370,522
KKR Group Finance Co. IX LLC, 4.63%	46,867	761,589
Live Oak Bancshares, Inc., Series A, 8.38%(1)	499,811	12,550,254

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2026 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Financials (continued)
M&T Bank Corp., Series K, 6.35%(1)	443,055	$10,584,584
M&T Bank Corp., Series L, 6.63%*	430,000	10,655,400
Medallion Bank/Salt Lake City UT, Series G, 9.00%(1)	474,441	12,117,223
Merchants Bancorp., 7.63%(1)	1,949,437	48,657,948
Merchants Bancorp., Series C, 6.00%(1)	469,511	9,423,086
MFA Financial, Inc., Series B, 7.50%(1)	847,303	17,632,375
MFA Financial, Inc., Series C, 9.36%(1)	1,680,004	38,959,293
Midland States Bancorp, Inc., 7.75%	11,682	294,971
Navient Corp., 6.00%(1)	619,133	10,822,445
NewtekOne, Inc., 8.63%(1)	577,733	14,558,872
NewtekOne, Inc., Series B, 8.50%(1)	442,012	11,019,359
Oxford Lane Capital Corp., Series 2029, 6.00%	3	72
Oxford Lane Capital Corp., Series 2032, 7.95%	6,284	158,043
Oxford Square Capital Corp., 7.75%(1)	373,188	9,318,504
Pearl Diver Credit Co., Inc., Series A, 8.00%	38,360	963,987
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	455,560	10,131,654
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	1,430,747	32,077,348
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	253,352	4,598,339
Prospect Capital Corp., Series A, 5.35%(1)	1,504,676	25,128,089
Ready Capital Corp., 9.00%(1)	681,797	15,742,693
Ready Capital Corp., Series E, 6.50%	39,882	510,490
Redwood Trust, Inc., 9.00%(1)	761,108	18,749,896
Redwood Trust, Inc., 9.13%(1)	479,912	11,599,473
Redwood Trust, Inc., 9.50%(1)	623,713	15,100,092
Redwood Trust, Inc., 9.75%*(1)	1,107,072	27,222,900
Redwood Trust, Inc., 10.00%	47,835	1,168,131
Rithm Capital Corp., Series C, 8.98%(1)	419,248	10,267,384
Rithm Capital Corp., Series D, 7.00%(1)	45,845	1,145,667
Rithm Capital Corp., Series E, 8.75%(1)	434,189	10,637,631
Rithm Capital Corp., Series F, 8.75%(1)	801,652	19,480,144
Rithm Property Trust, Inc., 9.88%(1)	278,699	6,917,309
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	167,889	3,765,750
SLM Corp., Series B, 5.63%(1)	420,292	31,555,523
Sound Point Meridian Capital, Inc., 8.00%(1)	268,598	6,717,663
Synchrony Financial, Series A, 5.63%(1)	475,913	9,185,121
TPG Mortgage Investment Trust, Inc., 9.50%	85,447	2,142,156
TPG Mortgage Investment Trust, Inc., Series A, 8.25%	210	4,558
TPG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	656,751	13,371,450
TPG Mortgage Investment Trust, Inc., Series C, 10.49%(1)	621,795	15,607,054
TPG RE Finance Trust, Inc., Series C, 6.25%(1)	49,012	907,212
Trinity Capital, Inc., 7.88%(1)	244,691	6,191,254
Two Harbors Investment Corp., Series A, 8.13%	29,220	731,377
Two Harbors Investment Corp., Series B, 7.63%(1)	1,498,855	37,486,364

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Financials (continued)
Two Harbors Investment Corp., Series C, 9.02%(1)	2,003,484	$50,167,239
Valley National Bancorp, Series A, 7.86%(1)	1,245,761	31,305,974
Valley National Bancorp, Series B, 7.57%(1)	117,135	2,930,718
Valley National Bancorp, Series C, 8.25%	1,738	44,979
Western Alliance Bancorp, Series A, 4.25%(1)	878,862	21,338,769
Total Financials		1,576,514,902

Health Care - 0.1%
BrightSpring Health Services, Inc., 6.75%
	9,794	1,953,707

Industrials - 8.7%
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	133,436	3,365,256
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	2,296,816	49,955,748
Boeing Co., 6.00%(1)	447,014	29,865,005
Pitney Bowes, Inc., 6.70%	72,586	1,472,044
Triton International Ltd., 6.88% (Bermuda)(1)	827,736	18,789,607
Triton International Ltd., 7.38% (Bermuda)(1)	1,564,115	38,555,435
Triton International Ltd., 7.63% (Bermuda)(1)	1,648,176	40,363,830
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	963,964	18,122,523
Triton International Ltd., Series G, 7.50% (Bermuda)(1)	347,956	8,250,037
VSE Corp., 5.75%	96,360	4,893,161
Total Industrials		213,632,646

Information Technology - 10.9%
Hewlett Packard Enterprise Co., 7.63%(1)	391,975	48,812,647
Microchip Technology, Inc., 7.50%(1)	273,606	17,587,394
Oracle Corp., Series D, 6.50%(1)	1,203,904	50,419,500
Strategy, Inc., 8.00%*	195,222	11,627,422
Strategy, Inc., 10.00%*	135,552	12,844,907
Strategy, Inc., Series A, 10.00%*(1)	702,391	40,661,415
Strategy, Inc., Series A, 12.00%*(1)	722,050	64,594,593
Super Micro Computer, Inc., 7.00%*	431,532	21,736,267
Total Information Technology		268,284,145

Materials - 1.7%
Albemarle Corp., 7.25%(1)	525,946	26,181,592
Ramaco Resources, Inc., 8.25%(1)	372,772	9,356,577
Ramaco Resources, Inc., 8.38%(1)	234,712	5,940,561
Total Materials		41,478,730

Real Estate - 21.0%
Alpine Income Property Trust, Inc., Series A, 8.00%(1)	226,880	5,726,451
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	692,775	9,768,127
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	240,097	4,105,659
Chiron Real Estate, Inc., Series B, 8.00%(1)	242,729	6,249,058

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2026 (unaudited)

Security Description	Shares	Value
PREFERRED STOCKS (continued)

Real Estate (continued)
CTO Realty Growth, Inc., Series A, 6.38%(1)	414,407	$8,781,284
Diversified Healthcare Trust, 5.63%(1)	2,526,346	44,539,480
Diversified Healthcare Trust, 6.25%(1)	2,211,194	39,912,052
EPR Properties, Series E, 9.00%	144	4,722
EPR Properties, Series G, 5.75%(1)	861,876	18,090,777
Global Net Lease, Inc., Series A, 7.25%(1)	1,076,627	24,708,590
Global Net Lease, Inc., Series B, 6.88%(1)	832,280	17,977,248
Global Net Lease, Inc., Series D, 7.50%(1)	2,133,972	50,703,175
Global Net Lease, Inc., Series E, 7.38%(1)	553,675	12,723,451
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	1,572,523	23,100,363
Innovative Industrial Properties, Inc., Series A, 9.00%(1)	845,569	21,342,162
LXP Industrial Trust, Series C, 6.50%(1)	66,965	3,254,499
National Healthcare Properties, Inc., Series B, 7.13%(1)	422,771	9,575,763
Pebblebrook Hotel Trust, Series E, 6.38%(1)	89,248	1,792,992
Pebblebrook Hotel Trust, Series F, 6.30%(1)	894,655	18,080,978
Pebblebrook Hotel Trust, Series G, 6.38%(1)	346,415	7,004,511
Pebblebrook Hotel Trust, Series H, 5.70%(1)	135,241	2,434,338
Regency Centers Corp., Series B, 5.88%(1)	261,635	5,661,781
RLJ Lodging Trust, Series A, 1.95%(1)	2,016,551	50,998,575
Saul Centers, Inc., Series E, 6.00%(1)	1,223,332	26,436,205
SL Green Realty Corp., Series I, 6.50%(1)	411,112	8,822,463
Summit Hotel Properties, Inc., Series E, 6.25%(1)	838,121	15,505,238
Summit Hotel Properties, Inc., Series F, 5.88%(1)	271,840	4,803,413
Vornado Realty Trust, Series L, 5.40%(1)	775,779	13,708,015
Vornado Realty Trust, Series M, 5.25%(1)	1,423,219	24,707,082
Vornado Realty Trust, Series N, 5.25%(1)	1,093,654	19,029,580
Vornado Realty Trust, Series O, 4.45%(1)	1,014,363	14,971,998
Total Real Estate		514,520,030

Utilities - 6.1%
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)	21,311	525,316
Brookfield Infrastructure Finance ULC, 7.25% (Canada)	80,236	1,984,236
DTE Energy Co., Series H, 6.25%(1)	1,446,369	34,250,018
NextEra Energy Capital Holdings, Inc., Series Z, 6.50%(1)	815,271	19,525,740
NextEra Energy, Inc., 7.38%	105,304	5,023,001
PG&E Corp., Series A, 6.00%	44	1,866
SCE Trust VI, 5.00%(1)	819,802	13,895,644
SCE Trust VII, Series M, 7.50%	762	18,235
SCE Trust VIII, Series N, 6.95%(1)	269,987	6,242,099
Spire, Inc., 6.38%(1)	959,864	22,326,437
Xcel Energy, Inc., 6.25%(1)	1,941,913	45,207,735
Total Utilities		149,000,327

Total Preferred Stocks
(Cost $3,150,689,329)		3,105,374,302
	Shares
COMMON STOCKS - 1.0%
Financials - 1.0%
Apollo Global Management, Inc.(1)	185,920	23,349,754

	Shares
COMMON STOCKS (continued)

Information Technology - 0.0%(2)
Hewlett Packard Enterprise Co.	10,032	$480,533
Real Estate - 0.0%(2)
Office Properties Income Trust*(1)	46,924	881,702
Utilities - 0.0%(2)
Algonquin Power & Utilities Corp. (Canada)	33,292	194,425
NextEra Energy, Inc.	40	3,477
Total Utilities		197,902
Total Common Stocks
(Cost $33,729,881)		24,909,891
	Principal
CORPORATE BOND – 0.8%
Industrials – 0.8%
Babcock & Wilcox Enterprises, Inc., 8.75%, 06/30/30(3)	17,605,000	17,616,003
(Cost $17,605,000)
WARRANT - –%(1)(2)
- –%(2)
Office Properties Income Trust, expiring 05/15/33*
(Cost $–)	39,028	—
	Shares
MONEY MARKET FUNDS - 0.1%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.56%(4)	1,461,297	1,461,297
RBC BlueBay Government Money Market Fund - Institutional Shares, 3.57%(4)	1,461,297	1,461,297
(Cost $2,922,594)		2,922,594

TOTAL INVESTMENTS - 128.4%
(Cost $3,204,946,804)		3,150,822,790
Liabilities in Excess of Other Assets - (28.4)%		(696,198,221)
Net Assets - 100.0%		$2,454,624,569

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund's total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2026 was $2,550,585,518, or 103.9% of net assets.
(2)	Amount rounds to less than 0.05%.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2026, the aggregate value of these securities was $17,616,003, or 0.7% of net assets.
(4)	The rate shown reflects the seven-day yield as of July 31, 2026.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2026 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.
	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$3,105,374,302	$—	$—	$3,105,374,302
Common Stocks	24,909,891	—	—	24,909,891
Corporate Bond	—	17,616,003	—	17,616,003
Warrant	—	—	—	—
Money Market Funds	2,922,594	—	—	2,922,594
Total	$3,133,206,787	$17,616,003	$—	$3,150,822,790